Nonvested Shares in Relation to Restricted Stock Awards and Changes (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Shares, Nonvested, Beginning balance	73,500	39,400	14,500	16,500
Shares, Granted		38,000	34,000
Shares, Vested	(15,100)	(3,900)	(1,600)	(1,600)
Shares, Forfeited			(7,500)	(400)
Shares, Nonvested, Ending balance	58,400	73,500	39,400	14,500
Weighted-Average Price
Weighted- Average Price, Nonvested, Beginning balance	$ 5.30	$ 3.89	$ 6.35	$ 7.29
Weighted-Average Price, Granted		$ 6.70	$ 3.72
Weighted-Average Price, Vested	$ 3.93	$ 4.57	$ 13.34	$ 13.34
Weighted-Average Price, Forfeited			$ 5.88	$ 17.25
Weighted-Average Price, Nonvested, Ending balance	$ 5.66	$ 5.30	$ 3.89	$ 6.35